Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Summary of specific financial information related to sales to external customers

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$1,443	$1,332	$1,717
Commodity Trading and Milling	2,778	3,022	3,499
Marine	916	940	853
Sugar	147	188	200
Power	79	97	189
All Other	16	15	15
Segment/Consolidated Totals	$5,379	$5,594	$6,473

Summary of specific financial information related to operating income (loss)

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$175	$116	$349
Commodity Trading and Milling	38	2	54
Marine	33	19	(3)
Sugar	(12)	2	27
Power	7	7	19
All Other	2	2	1
Segment Totals	243	148	447
Corporate	(21)	(22)	(23)
Consolidated Totals	$222	$126	$424

Summary of specific financial information related to income (loss) from affiliates

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$11	$11	$4
Commodity Trading and Milling	(10)	(50)	(24)
Marine	1	2	—
Sugar	2	1	1
Power	4	3	2
Turkey	73	103	54
Segment/Consolidated Totals	$81	$70	$37

Summary of specific financial information related to depreciation and amortization

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$56	$44	$46
Commodity Trading and Milling	6	5	5
Marine	26	26	25
Sugar	6	8	8
Power	8	8	8
Segment Totals	102	91	92
Corporate	—	—	—
Consolidated Totals	$102	$91	$92

Summary of specific financial information related to total assets

	December 31,
(Millions of dollars)	2016	2015
Pork	$1,157	$858
Commodity Trading and Milling	989	988
Marine	314	296
Sugar	166	202
Power	196	271
Turkey	493	448
All Other	6	6
Segment Totals	3,321	3,069
Corporate	1,434	1,362
Consolidated Totals	$4,755	$4,431

Summary of specific financial information related to investments in and advances to affiliates

	December 31,
(Millions of dollars)	2016	2015
Pork	$175	$115
Commodity Trading and Milling	207	218
Marine	33	19
Sugar	4	3
Power	30	34
Turkey	324	282
Segment/Consolidated Totals	$773	$671

Summary of specific financial information related to capital expenditures

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$69	$40	$54
Commodity Trading and Milling	35	40	21
Marine	19	43	30
Sugar	33	15	14
Power	1	1	2
Segment Totals	157	139	121
Corporate	1	—	—
Consolidated Totals	$158	$139	$121

Geographic summary of net sales based on the location of product delivery

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Caribbean, Central and South America	$1,990	$2,112	$2,414
Africa	1,572	1,606	1,706
United States	1,161	1,135	1,397
Pacific Basin and Far East	309	357	425
Canada/Mexico	236	242	348
Europe	40	71	98
All other	71	71	85
Totals	$5,379	$5,594	$6,473

Geographic summary of the entity's long-lived assets according to their physical location and primary port for the vessels

	December 31,
(Millions of dollars)	2016	2015
United States	$713	$553
Dominican Republic	122	128
Argentina	67	69
All other	106	83
Totals	$1,008	$833